Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Contrafund® Portfolio
April 30, 2015
Prospectus

The following information replaces similar information for Peter Saperstone found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Peter Dixon (co-manager) has managed the fund since November 2015.

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section on page 10.

Peter Dixon is a member of FMR's Stock Selector Large Cap Group and co-manager of VIP Contrafund Portfolio, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

VCON-15-01  November 16, 2015
1.797984.111

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Contrafund® Portfolio
April 30, 2015
Prospectus

The following information replaces similar information for Peter Saperstone found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Peter Dixon (co-manager) has managed the fund since November 2015.

The following information replaces the biographical information for Peter Saperstone found in the "Fund Management" section on page 10.

Peter Dixon is a member of FMR's Stock Selector Large Cap Group and co-manager of VIP Contrafund Portfolio, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

VCON-INV-15-01  November 16, 2015
1.918651.105